United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549



                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /     (a)
         or fiscal year ending:     12/31/13   (b)

Is this a transition report? (Y/N): N

Is this an amendment to a previous filing?  ( Y / N ): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

- - - -----------------------------------------------------------------------

1. A. Registrant Name: Athene Variable Life Account A

    B. File Number: 811-08781

    C. Telephone Number: (800) 435-3520

2.  A. Street: 400 Brookfield Parkway

    B. City: Greenville

    C. State: SC

    D. Zip Code: 29607 Zip Ext:

    E. Foreign Country Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N): N

4. Is this the last filing on this form by Registrant? (Y/N): N

5. Is Registrant a small business investment company (SBIC)? (Y/N): N

          [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N): Y

         [If answer is "Y" (Yes), complete only items 111 through 133.]


FOR PERIOD ENDING 12/31/13
FILE NUMBER 811-08781

                             UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:                State:       Zip Code:           Zip Ext:
        [/] Foreign Country: Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (if any):
     C. [/] City:          State:       Zip Code:         Zip Ext.:
        [/] Foreign Country: Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:          State:       Zip Code:         Zip Ext.:
        [/] Foreign Country: Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:          State:       Zip Code:         Zip Ext.:
        [/] Foreign Country: Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:          State:       Zip Code:         Zip Ext:
        [/] Foreign Country: Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:          State:       Zip Code:         Zip Ext:
        [/] Foreign Country:      Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:       State:        Zip Code:           Zip Ext:
        [/] Foreign Country:      Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:          State:       Zip Code:         Zip Ext.:
        [/] Foreign Country:      Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:          State:      Zip Code:          Zip Ext.:
        [/] Foreign Country:      Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:    State:    Zip Code:         Zip Ext.:
        [/] Foreign Country: Foreign Postal Code:

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N):
FOR PERIOD ENDING 12/31/13
FILE NUMBER 811-08781


     B. [/] Identify the family in 10 letters:

(NOTE: In filing this form, use this identification consistently for all investment companies in family.This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N):

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.     [/] Variable annuity contracts? (Y/N)

     C.     [/] Scheduled premium variable life contracts? (Y/N)

     D.     [/] Flexible premium variable life contracts? (Y/N)

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period-
-------------------------------------------------------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted)-----
-------------------------------------

121. [/] State the number of series for which a current prospectus was in existence at the end of the period----------------------------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
------------------------------------------------------

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)--------------------------- $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)----------- $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)---------------- $

126.	Of the amount shown in item 125, state the total dollar amount of
FOR PERIOD ENDING 12/31/13
FILE NUMBER 811-08781

sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)---------- $


127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of                  Total Income
                                    Series    Total Assets   Distributions
                                  Investing ($000's omitted)  ($000'somitted)
                                  ---------  ----------------  -------------
A. U.S. Treasury direct issue------  _____       $_________        $_________

B. U.S. Government agency----------  _____       $_________        $_________
C. State and municipal tax-free----  _____       $_________        $_________
D. Public utility debt-------------  _____       $_________        $_________
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent--  _____       $_________        $_________
F. All other corporate intermed.
   & long-term debt---------------   _____       $_________        $_________
G. All other corporate short-term
   debt----------------------------  _____       $_________        $_________
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers-------------------------  _____       $_________        $_________
I. Investment company equity
   securities----------------------  _____       $_________        $_________
J. All other equity securities-----  __1__       $13,031  __        $_0______
K. Other securities----------------  _____       $_________        $_________
L. Total assets of all series of
   registrant----------------------  __1__       $13,031  _         $_0________


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)-------------------------------
          [If answer is "N" (No), go to item 131.]

129.	[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)--------------------------------------
          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)--------------------

FOR PERIOD ENDING 12/31/12
FILE NUMBER 811-08781

131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)-------------------- $

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____

          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____

133. If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:
      A. Name of the issuer;
      B. Exchange ticker symbol;
      C. CUSIP number;
D. Total number of shares or, for debt securities, principal amount divested.
       E. Date(s) that the securities were divested; and
       F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of that Act.

FOR PERIOD ENDING 12/31/13
FILE NUMBER 811-08781

SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

CITY OF:                                STATE OF:                     DATE:
Greenville                             South Carolina               02/28/14

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:
Athene Variable Life Account A(registrant) by Athene Annuity & Life Assurance Company (depositor)



/s/GUY H. SMITH III                   /s/DAVID C. ATTAWAY
---------------------------------     -----------------------------
Guy H. Smith III                      David C. Attaway
President				Senior Vice President,
		                 	Treasurer and Chief Financial Officer